Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary cash dividends paid, ordinary shares per share		$ 0.90	$ 0.70	$ 0.55
Maximum percentage of dividends that may be paid from capital contribution reserves		50.00%
New consolidations / (deconsolidations) and other increases / (decreases)		$ (337)	$ 73	$ 224
Own shares purchased and cancelled as part of 2022 share repurchase program		120,506,008
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares		50.00%
Credit Suisse Securities (China) Limited
Proportion of ownership interest in subsidiary		36.01%
UBS Securities China
Proportion of ownership interest in subsidiary		100.00%	67.00%
Share premium
Increase (decrease) related to the issuance of high-trigger loss-absorbing additional tier 1 capital with an equity conversion feature				45
New consolidations / (deconsolidations) and other increases / (decreases)		$ (93)	$ 86	53
Non-controlling interests
New consolidations / (deconsolidations) and other increases / (decreases)		$ (243)	$ (20)	$ 172
Non-controlling interests | Credit Suisse
New consolidations / (deconsolidations) and other increases / (decreases)	$ 285